Taxation (Details) - Schedule of income tax benefit (expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax benefit (expense) [Abstract]
Current		$ (1,410)
Deferred	$ 445	1,004	949
Income tax expense	$ 445	$ (406)	$ 949